Income taxes - Schedule of Income Tax Paid (Net of Refunds) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Tax Expenses [Line Items]
Canada	$ 1.0	$ 1.1	$ 2.4	$ 2.3
Foreign:
Total income tax paid (received)	0.1	98.5	11.9	88.1
United States - state
Foreign:
Income tax paid (received), foreign	4.1	2.2	(0.6)	2.7
United States - sale of federal tax credits
Foreign:
Income tax paid (received), foreign	(3.9)	(103.2)	(13.4)	(103.2)
Peru
Foreign:
Income tax paid (received), foreign	0.0	0.0	0.0	8.6
Other
Foreign:
Income tax paid (received), foreign	$ (1.3)	$ 1.4	$ (0.3)	$ 1.5